INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)

The income tax expense (benefit) consisted of the following for the fiscal year ended January 31, 2022 and 2021:

	January 31, 2022	January 31, 2021
Total current	$—	$—
Total deferred	—	—
Income tax expense (benefit)	$—	$—

Schedule of statutory federal income tax provision

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax benefit for the fiscal year ended January 31, 2022(in thousands):

January 31, 2022
Federal statutory (benefit)	$(1,694,649)
Permanent timing differences	533,949
Other	239,700
Change in valuation allowance	921,000
Total	$—

Schedule of deferred tax asset

Significant components of the Company’s deferred tax assets and liabilities were as follows for the fiscal year ended January 31, 2022 and 2021:

	January 31, 2021	January 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$1,860,000	$939,000
Total deferred tax assets	1,860,000	939,000

Deferred tax liabilities:
Depreciation	—	—
Deferred revenue	—	—
Total deferred tax liabilities	—	—

Net deferred tax assets:
Less valuation allowance	(1,860,000)	(939,000)
Net deferred tax assets (liabilities)	$—	$—